Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in EUR per share)	€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	450,000,000	450,000,000
Ordinary share capital, shares issued (in shares)	179,043,739	204,543,739
Ordinary share capital, shares outstanding (in shares)	166,876,547	186,783,225
Unvested restricted stock (in shares)	4,135,620	5,072,382
Treasury stock, at cost, shares (in shares)	12,167,192	17,760,514